Investment Securities (Schedule Of Amortized Cost And Fair Value By Contractual Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Within 1 year, Amortized Cost	$ 0
After 1 year; within 5 years, Amortized Cost	55,899
After 5 years; within 10 years, Amortized Cost	0
After 10 years, Amortized Cost	0
Subtotal, Amortized Cost	55,899
Within 1 year, Fair Value	0
After 1 year; within 5 years, Fair Value	55,900
After 5 years; within 10 years, Fair Value	1,085
After 10 years, Fair Value	166
Subtotal, Fair Value	57,151
Securities available for sale, Amortized Cost	5,204,643	$ 3,971,435
Securities available-for-sale (Note 3)	5,170,255	3,943,499
Held-to-maturity Securities, Debt Maturities, within 1 Year, Amortized Cost	0
Held-to-maturity Securities, Debt Maturities, after 1 year; within 5 years, Amortized Cost	0
Held-to-maturity Securities, Debt Maturities, after 1 year; within 10 years, Amortized Cost	10,000
Held-to-maturity Securities, Debt Maturities, after 10 years, Amortized Cost	0
Held-to-maturity Securities, Debt Maturities, Subtotal, Amortized Cost	10,000
Held-to-maturity Securities, Debt Maturities, within 1 year, Fair Value	0
Held-to-maturity Securities, Debt Maturities, after 1 year; within 5 years, Fair Value	0
Held-to-maturity Securities, Debt Maturities, after 1 year; within 10 years, Fair Value	9,901
Held-to-maturity Securities, Debt Maturities, after 10 years, Fair Value	0
Held-to-maturity Securities, Debt Maturities, Subtotal, Fair Value	9,901
Securities held to maturity, Amortized cost	10,000	14,347
Fair Value	9,901	14,773
Government Agency Issued MBS And CMO
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	4,882,881
Securities available-for-sale (Note 3)	4,847,234
Securities held to maturity, Amortized cost	0
Fair Value	0
Equity and other
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	265,863	186,756
Securities available-for-sale (Note 3)	265,870	$ 186,754
Securities held to maturity, Amortized cost	0
Fair Value	$ 0